Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Summary of other receivables

Other receivables are as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Advances to suppliers	3,090	5,833
Accrued income and prepayments	11,432	12,059
VAT receivables	17,960	27,772
Other receivables	3,507	7,515
Total other receivables	35,989	53,179